Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity [Abstract]
Entity Registrant Name	CAMTEK LTD
Entity Central Index Key	0001109138
Current Fiscal Year End Date	--12-31
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020
Entity Address, Address Line One	Ramat Gavriel Industrial Zone
Entity Address, Address Line Two	P.O. Box 544
Entity Address, City or Town	Migdal Haemek
Entity Address Country	IL
Entity Address, Postal Zip Code	23150